Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Variable Interest Entities
Schedule of Carrying Amounts of Variable Interest Entities

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Assets	$2,381	$3,142
Liabilities	(1,037)	(1,548)
Net carrying amount	$1,344	$1,594